Great Lakes Disciplined Equity Fund
Great Lakes Disciplined Equity Fund
Investment Objective
The Great Lakes Disciplined Equity Fund (the “Fund”) seeks to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s statutory Prospectus on page 48.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Great Lakes Disciplined Equity Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great Lakes Disciplined Equity Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.60%	0.60%
Distribution (12b-1) Fee		0.25%	none
Other Expenses	[1]	0.64%	0.64%
Total Annual Fund Operating Expenses		1.49%	1.24%
Expense (Reimbursement)/Recoupment	[2]	(0.69%)	(0.69%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	[2]	0.80%	0.55%
[1]	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year.
[2]	Great Lakes Advisors, LLC (the "Adviser" or "Great Lakes") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 0.80% of the average daily net assets of the Investor Class and 0.55% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through September 28, 2013, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through December 31, 2014. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after September 28, 2013, which consent shall not be unreasonably withheld.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great Lakes Disciplined Equity Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	578	883	1,210	2,134
Institutional Class Shares	56	325	615	1,439

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover of the Fund  was 103% of its average portfolio value.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including common and preferred stocks and convertible securities.  Typically, the Fund invests at least 80% of its assets in common stocks issued by large-capitalization (“large cap”) companies, although it is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies.  The Fund considers a company to be a large cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the S&P 500® Index.  The market capitalizations within the index vary, but as of June 30, 2013, they ranged from approximately $2.0 billion to $401.7 billion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the S&P 500®, as a result of the quantitative process discussed below, the Adviser and Advanced Investment Partners, LLC (the “Sub-Adviser”) anticipate that generally the Fund’s weighted average market capitalization will be similar to that of the S&P 500® Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies.

The Fund follows a “core” strategy in that it is intended not to exhibit a pronounced style bias towards either “growth” or “value.”  The Sub-Adviser’s proprietary quantitative process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time.  The Fund is actively managed using a proprietary quantitative process which projects a stock’s performance based upon a variety of factors, such as the stock’s growth or value traits, market capitalization, earnings volatility, earnings yield, financial leverage or currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given current economic conditions, which may include volatility, gross domestic product (“GDP”), unemployment and inflation. The process then measures the relative sensitivity of each of the stocks in the Fund’s investable universe to the various factors and projects each stock’s performance based on this sensitivity. Stocks are selected for purchase or sale through a disciplined analysis intended to maximize the Fund’s overall projected return while maintaining risk levels (as measured by volatility) similar to that of the S&P 500® Index.

In addition to investing in equity securities issued by large cap companies, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to large cap companies.

The Sub-Adviser determines the size of each position owned by the Fund by analyzing the tradeoffs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

At the discretion of the Adviser or Sub-Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser and Sub-Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed by the issuer.

Convertible Securities Risk.  Convertible securities risk is the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies.  When investing in other investment companies, the Fund bears its pro rata share of the other investment company’s fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances.  ETFs have management and other expenses.  The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

Large Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Non-U.S. Securities Risk.  Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2012.Figures shown in the bar chart are for the Fund’s Institutional Class Shares and do not reflect sales charges, which would lower returns.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average return over time compared with a broad-based market index. Fund returns shown in the performance table reflect the maximum sales charge of 5.00% for the Fund’s Investor Class Shares.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.glafunds.com or by calling 855-278-2020.

Best Quarter	Worst Quarter
Q1 2012 12.59%	Q3 2011 (12.66)%

Year-to-Date as of March 31, 2013
11.88%

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Returns Great Lakes Disciplined Equity Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Shares Return Before Taxes	15.41%	[1]	13.71%	[1]	Jun. 01, 2009	[1]
Investor Class Shares	Investor Class Shares Return Before Taxes	9.78%	[1]	11.87%	[1]	Jun. 01, 2009	[1]
After Taxes on Distributions Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	13.74%	[1]	12.06%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	10.69%	[1]	10.97%	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	[1]	14.64%	[1]	Jun. 01, 2009	[1]
[1]	The Great Lakes Disciplined Equity Fund, a series of Northern Lights Fund Trust, (the "Predecessor Fund") transferred into the Fund in a tax-free reorganization on December 14, 2012. Performance information shown includes the performance of the Predecessor Fund for periods prior to December 14, 2012.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  The performance of each class will vary from the after-tax returns shown above for the Institutional Class shares as a result of sales loads, higher Rule 12b-1 fees and expenses.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).